Cover	Oct. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8K/A is being filed with the Securities and Exchange Commission (“SEC”) to amend the Current Report filed by Bally’s Corporation (the “Company”) on October 8, 2025, the (“Existing 8-K”), to include the unaudited pro forma condensed combined financial information of the Company, Intralot S.A. (“Intralot”) and The Queen Casino & Entertainment, Inc. (“Queen”) as of June 30, 2025 and for the year ended December 31, 2024 and for the six months ended June 30, 2025 as Exhibit 99.1. This Amendment No.1 does not amend any other item of the Existing 8-K or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Existing 8-K. Except as noted, the Existing 8-K remains unchanged.
Document Period End Date	Oct. 08, 2025
Entity File Number	001-38850
Entity Registrant Name	BALLY’S CORPORATION
Entity Central Index Key	0001747079
Entity Tax Identification Number	20-0904604
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Westminster Street
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	475-8474
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	BALY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false